Segment information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Revenue	€ 81,910	€ 31,211	€ 138,029	€ 47,934
Operating expenses	(56,114)	(31,637)	(105,388)	(59,037)
Adjusted EBITDA	25,796	(426)	32,641	(11,103)
Depreciation and amortization	(12,658)	(22,090)	(30,217)	(50,172)
Exceptional items	(11,085)	29,764	(7,301)	16,843
Operating gain / (loss)	2,053	7,248	(4,877)	(44,432)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(36,300)	(24,900)	(70,700)	(47,700)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	(19,700)	(6,700)	(34,700)	(11,400)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(23,400)	(16,500)	(47,500)	(34,000)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	(12,900)	(8,400)	(23,200)	(13,700)
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Operating expenses	(19,261)	(14,050)	(37,992)	(26,743)
Adjusted EBITDA	(19,261)	(14,050)	(37,992)	(26,743)
TFSS | Operating segments
Disclosure of operating segments [line items]
Revenue	62,505	23,016	102,062	32,131
Operating expenses	(23,976)	(11,301)	(43,048)	(19,575)
Adjusted EBITDA	38,529	11,715	59,015	12,556
AVPS | Operating segments
Disclosure of operating segments [line items]
Revenue	15,331	5,295	27,915	10,145
Operating expenses	(7,847)	(2,261)	(14,607)	(5,266)
Adjusted EBITDA	7,483	3,034	13,308	4,879
CRTS | Operating segments
Disclosure of operating segments [line items]
Revenue	4,075	2,900	8,051	5,658
Operating expenses	(5,029)	(4,025)	(9,742)	(7,453)
Adjusted EBITDA	€ (955)	€ (1,125)	€ (1,691)	€ (1,795)